Stock and Other Compensation Plans, Partnership Director Grants (Details) - Director Grants [Member] - $ / shares		12 Months Ended
	Jan. 19, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Partnership Long-term Incentive Plan [Member] | Non-Management Directors [Member] | Subsequent Event [Member]
Nonvested, number of units [Roll Forward]
Granted (in shares)	26,792
Director Grants and Incentive Plan [Member]
Nonvested, number of units [Roll Forward]
Outstanding, beginning of period (in shares)		0	0	4,500
Granted (in shares)		10,565	8,740	12,780
Vested (in shares)		(10,565)	(8,740)	(17,280)
Outstanding, end of period (in shares)		0	0	0
Weighted-average grant-date fair value [Roll Forward]
Outstanding, beginning period (in dollars per share)		$ 0	$ 0	$ 23.51
Granted (in dollars per shares)		44.67	50.29	39.33
Vested (in dollars per share)		44.67	50.29	35.21
Outstanding, end of period (in dollars per share)		$ 0	$ 0	$ 0